Segment Information - Fixed and Intangible Assets of Company Abroad (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of segment information [line items]
Fixed and intangible assets	R$ 1,055,858	R$ 709,302
United States [member]
Summary of segment information [line items]
Fixed and intangible assets	857,049	511,912
Mexico [member]
Summary of segment information [line items]
Fixed and intangible assets	124,037	109,034
Uruguay [member]
Summary of segment information [line items]
Fixed and intangible assets	72,345	65,876
Venezuela [member]
Summary of segment information [line items]
Fixed and intangible assets	R$ 2,427	R$ 22,480